January 22, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds II (the “Trust”) – Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A (the “Amendment”)

1933 Act Registration No. 333- 274946

1940 Act Registration No. 811- 23907

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor Funds II (the “Trust”) certifies that:

a.

the forms of the Embark Commodity Strategy Fund and Embark Small Cap Equity Fund Prospectus and Statement of Additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment; and

b.	the text of the Amendment was filed with the Commission via EDGAR on January 19, 2024 (Accession No. 0001193125-24-011333) with an effective date of January 19, 2024.

Please do not hesitate to contact the undersigned at (312) 443-4426 if you have any questions.

Sincerely,

/s/Diana R. Podgorny

Diana R. Podgorny

Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

John Paral

Harbor Funds II

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborcapital.com

Harbor Funds Distributors, Inc. is the Distributor of Harbor Funds II